EVENTS AFTER THE REPORTING PERIOD (Details) $ in Thousands	1 Months Ended
Jan. 31, 2023 USD ($)
Roto Sports, Inc. | Consideration Payment
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration paid (received)	$ 2,500